Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets measured at amortized cost
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.20	31.12.19
Debt securities	18,801	14,141
of which: government bills / bonds	9,789	8,492
Loans to financial advisors	2,569	2,877
Fee- and commission-related receivables	2,014	1,521
Finance lease receivables	1,447	1,444
Settlement and clearing accounts	614	587
Accrued interest income	591	742
Other	1,158	1,669
Total other financial assets measured at amortized cost	27,194	22,980

Other non-financial assets
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.20	31.12.19
Precious metals and other physical commodities	6,264	4,597
Bail deposit[1]	1,418	1,293
Prepaid expenses	1,081	927
VAT and other tax receivables	433	493
Properties and other non-current assets held for sale	246	199
Other	326	346
Total other non-financial assets	9,768	7,856
1 Refer to item 1 in Note 18b for more information.

UBS AG | Other financial assets measured at amortized cost
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.20	31.12.19
Debt securities	18,801	14,141
of which: government bills / bonds	9,789	8,492
Loans to financial advisors	2,569	2,877
Fee- and commission-related receivables	2,014	1,520
Finance lease receivables	1,447	1,444
Settlement and clearing accounts	614	587
Accrued interest income	592	742
Other	1,182	1,701
Total other financial assets measured at amortized cost	27,219	23,012

UBS AG | Other non-financial assets
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.20	31.12.19
Precious metals and other physical commodities	6,264	4,597
Bail deposit[1]	1,418	1,293
Prepaid expenses	731	687
VAT and other tax receivables	392	436
Properties and other non-current assets held for sale	246	199
Other	323	335
Total other non-financial assets	9,374	7,547
1 Refer to item 1 in Note 18b for more information.